STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Aug. 31, 2016	May 31, 2016
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 12 – Stockholders’ Equity

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 20,350,003 and 20,350,003 shares (post Reverse Split) of common stock issued and outstanding as of August 31, 2016 and May 31, 2016, respectively.

On December 10, 2014, the Company effected a reverse stock split of the Company’s issued and outstanding common stock at a ratio of 1-for-0.625, wherein 0.625 shares of common stock were issued in exchange for each share of the Company’s common stock owned by the Company’s stockholders on December 1, 2014, the record date for the reverse stock split. As a result of the reverse stock split, 11,250,000 shares (post Reverse-Split) of common stock were outstanding as of December 10, 2014. The reverse stock split did not affect the number of authorized shares of the Company’s common stock. All share and per share information contained in the financial statements has been retroactively adjusted to reflect the reverse stock split.

The Company recorded imputed interest of $271 and $271 during the three months ended August 31, 2016 and 2015 on related party payables due to a director and officer of the Company.

On August 1, 2015, the Company and Alan Bonsett entered into a five-year employment agreement. Pursuant to the agreement, Mr. Bonsett commenced serving as the Company’s Chief Operating Officer on August 15, 2015. Mr. Bonsett received a one-time signing bonus of 250,000 (post Reverse Split) shares of restricted common stock of the Company, which became fully vested one year from the effective date of the agreement.  The Company valued the shares at $327,500 based on the stock price at August 3, 2015 and is amortizing them over the term of the employment agreement.  During the three months ended August 31, 2015, the Company recognized $27,292 in share based compensation.

No shares of common stock were issued during the three months ended August 31, 2016.

Stock Issued for Services

On August 28, 2015, the Company issued 60,000 shares of common stock, valued at $45,000, to a consultant for services.  Of these shares, 50,000, valued at $37,500, were included in stock payable as of May 31, 2015.  The shares were valued based on the closing market price on the grant date.

On July 22, 2015, pursuant to a consulting agreement, the Company agreed to issue 5,000 shares of common stock, valued at $5,750, to a consulting firm in exchange for investor relations consulting services.  On August 17, 2015, the consulting agreement was amended, whereby the Company agreed to issue 5,000 additional shares of common stock, valued at $6,650.  On August 26, 2015, the Company extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $12,700.  On October 9, 2015, the Company extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $11,700.  On December 15, 2015, the Company extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $8,000.  All shares were valued based on the closing market price on the grant date.  During the year ended May 31, 2016, the Company issued 40,000 shares to this consultant, valued at $32,750.

 As of August 31, 2016, the Company had 70,000 shares of common stock payable valued at $65,700 due to two third party consultants included in stock payable on the accompanying balance sheets.  The parties are in discussions regarding whether any shares of the Company’s common stock have been earned and it is uncertain whether any shares will be issued.

NOTE 13 - STOCKHOLDERS’ EQUITY

The Company’s authorized capital stock consists of 250,000,000 shares of common stock, par value $0.0001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. The Company had 20,350,003 and 20,000,003 shares (post Reverse Split) of common stock issued and outstanding as of May 31, 2016 and 2015, respectively.

On December 10, 2014, the Company effected a reverse stock split of the Company’s issued and outstanding common stock at a ratio of 1-for-0.625, wherein 0.625 shares of common stock were issued in exchange for each share of the Company’s common stock owned by the Company’s stockholders on December 1, 2014, the record date for the reverse stock split. As a result of the reverse stock split, 11,250,000 shares (post Reverse-Split) of common stock were outstanding as of December 10, 2014. The reverse stock split did not affect the number of authorized shares of the Company’s common stock. All share and per share information contained in the financial statements has been retroactively adjusted to reflect the reverse stock split.

The Company recorded imputed interest of $1,078 and $716 during the year ended May 31, 2016 and 2015 on related party payables due to a director and officer of the Company.

On August 1, 2015, the Company and Alan Bonsett entered into a five-year employment agreement. Pursuant to the agreement, Mr. Bonsett commenced serving as the Company’s Chief Operating Officer on August 15, 2015. Mr. Bonsett is entitled to a one-time signing bonus of 250,000 (post Reverse Split) shares of restricted common stock of the Company, which will become fully vested one year from the effective date of the agreement.  The shares were issued on January 19, 2016.  The Company valued the shares at $327,500 based on the stock price at August 3, 2015.  During the year ended May 31, 2016, the Company recognized $327,500 in share based compensation.

On April 18, 2016, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) with Old Main providing that, upon the terms and subject to the conditions thereof, Old Main is committed to purchase, on an unconditional basis, shares of common stock (the “Commitment Shares”) at an aggregate price of up to $4,000,000 over the course of a 24-month term (the “Equity Line”).   From time to time over the 24-month term of the Equity Purchase Agreement, the Company may, in its  sole discretion, provide Old Main with a put notice (each, a “Put Notice”), to purchase a specified number of Commitment Shares (each, the “Put Amount Requested”). The actual amount of proceeds the Company receives pursuant to each Put Notice (each, the “Put Amount”) will be determined by multiplying the Put Amount Requested by the applicable purchase price. The purchase price of each Commitment Share will equal 80% of the market price of the Company’s common stock during the five consecutive trading days immediately following the clearing date associated with the applicable Put Notice.

Common Stock

Twelve months ended May 31, 2016:

On August 28, 2015, the Company issued 60,000 (post Reverse-Split) shares of common stock, valued at $45,000, to a consultant for services.  Of these shares, 50,000 (post Reverse-Split), valued at $37,500, were included in stock payable as of May 31, 2015.  The shares were valued based on the closing market price of the common stock on the grant date.

On July 22, 2015, pursuant to a consulting agreement, we agreed to issue 5,000 shares of common stock, valued at $5,750, to a consulting firm in exchange for investor relations consulting services.  On August 17, 2015, the consulting agreement was amended, whereby we agreed to issue 5,000 additional shares of common stock, valued at $6,650.  On August 26, 2015, we extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $12,700.  On October 9, 2015, we extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $11,700.  On December 15, 2015, we extended the consulting agreement and agreed to issue the consultant an additional 10,000 shares of common stock, valued at $8,000.  All shares were valued based on the closing market price on the grant date.  During the year ended May 31, 2016, we issued 40,000 shares to this consultant, valued at $32,750.

On October 15, 2015, pursuant to a consulting agreement, the Company agreed to issue 10,000 shares of common stock per month, valued at $11,600 per month, to a consultant in exchange for investor relations consulting services. The consulting agreement was terminated during the first month of its term.  The parties are in discussions regarding whether any shares of the Company’s common stock have been earned and it is uncertain whether any shares will be issued. As of May 31, 2016, the Company has have included 20,000 (post Reverse-Split) shares of common stock, valued at $23,200 in stock payable on the accompanying balance sheets.  The shares were valued based on the closing market price of the common stock on the grant date.

On December 29, 2015, pursuant to a consulting agreement commencing on January 4, 2016, the Company agreed to issue 25,000 (post Reverse-Split) shares of common stock per month, valued at $21,250 per month, to a consultant in exchange for investor relations consulting services.   The consulting agreement was terminated during the first month of its term.  The parties are in discussions regarding whether any shares of the Company’s common stock have been earned and it is uncertain whether any shares will be issued.  As of May 31, 2016, the Company had 50,000 (post Reverse-Split) shares of common stock, valued at $42,500 included in stock payable on the accompanying balance sheet.  The shares were valued based on the closing market price of the common stock on the grant date.

On January 19, 2016, the Company issued 250,000 restricted shares (post Reverse Split) of common stock with a fair value of $327,500 to its Chief Operating Officer as a signing bonus.  The shares vest on August 1, 2016.

Twelve months ended May 31, 2015:

In October 2014, the Company agreed to issue 120,000 (post Reverse Split) shares of restricted common stock to a consultant.  These shares vested at a rate of 10,000 (post Reverse Split) shares per month.  The stock was valued at $90,000. The agreement was suspended at the end of January 2015 until completion of the Merger and began again in May 2015.  During the year ended May 31, 2015, 50,000 (post Reverse Split) shares vested and the Company recognized $37,500 in expenses for the vested shares.  As of May 31, 2015 the Company had $37,500 included in stock payable on the accompanying balance sheet.  Subsequent to May 31, 2015, the Company and the consultant agreed to terminate the agreement.

During the year ended May 31, 2015, three founding shareholders were each issued 5,000,000 (post Reverse Split) shares of common stock for a total of 15,000,000 (post Reverse Split) founder shares.  The transaction was valued at $1,000,000.  The Company received cash proceeds of $1,000,000 from two shareholders and intellectual property from the third shareholder.  Due to the related party nature, no value was assigned to the intellectual property exchanged for the stock.

On April 29, 2015, a net amount of 5,000,003 shares (post Reverse-Split) of Common Stock were issued pursuant to the Merger Agreement (Note 1) in accordance with the financial accounting treatment for a Reverse Merger.  These shares of common stock represent the shares issued to the Company’s shareholders other than the former shareholders of CLS Labs, Inc. prior to the Merger.